Average Annual Total Returns (Vanguard U.S. Growth Fund Retail)	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Russell 1000 Growth Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Russell 1000 Growth Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Standard & Poor's 500 Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Standard & Poor's 500 Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.49%	35.71%	35.36%	20.19%	33.48%	33.48%	32.39%	32.39%
Five Years	19.12%	19.30%	19.03%	15.62%	20.39%	20.39%	17.94%	17.94%
Ten Years	7.12%	7.32%	7.04%	5.78%	7.83%	7.83%	7.41%	7.41%